Taxes:	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure
Taxes:
12. Taxes:
Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income. In addition, effective January 1, 2013, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Greek Republic. The technical manager of the Partnership's vessel's, Dynagas Ltd an affiliate (Note 3(a)) which is established in Greece under Greek Law 89/67 is responsible for the filing and payment of the respective tonnage tax was on behalf the Partnership. These tonnage taxes amounted to $96 and have also been included in Vessel operating expenses in the 2013 consolidated statement of income.
Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Partnership operating the ships meets both of the following requirements, (a) the Partnership is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and exempts the type of income earned by the vessel owing Partnership and (b) either (i) more than 50% of the value of the Partnership's stock is owned, directly or indirectly, by individuals who are "residents" of the Partnership's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (50% Ownership Test) or (ii) the Partnership's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States (Publicly-Traded Test). Additionally, the Partnership must meet all of the documentation requirements as outlined in the regulations.
The Partnership and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2013, 2012 and 2011 taxable years, and the Partnership takes this position for United States federal income tax return reporting purposes. In the absence of an exemption under Section 883, based on its U.S. source Shipping Income, the Partnership would be subject to U.S. federal income tax approximately nil for the years ended December 31, 2013 and 2012 and $31 for the year ended December 31, 2011.